Inventories - Summary of Inventories (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Classes of current inventories [abstract]
Raw materials, components and consumables	$ 761.6	₨ 57,726.9	₨ 44,113.0
Work-in-progress	738.4	55,965.4	43,734.8
Finished goods	3,150.1	238,753.7	273,017.2
Total	$ 4,650.1	₨ 352,446.0	₨ 360,865.0